Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Consolidation Policy

Consolidation Policy

The financial statements of Boston Omaha Corporation include the accounts of the Company and its wholly-owned subsidiaries, as follows:

Ananda Holdings, LLC which we refer to as “AHLLC”

Link Media Holdings, LLC which we refer to as “LMH”

Link Media Alabama, LLC which we refer to as “LMA”

Link Media Florida, LLC which we refer to as “LMF”

Link Media Wisconsin, LLC which we refer to as “LMW”

Link Media Georgia, LLC which we refer to as “LMG”

General Indemnity Group, LLC which we refer to as “GIG”

General Indemnity Direct Insurance Services, LLC which we refer to as “GIDIS”

General Indemnity Insurance Company PCC, LLC which we refer to as “GIIC”

The Warnock Agency, Inc. which we refer to as “Warnock”

United Casualty and Surety Insurance Company which we refer to as “UC&S”

AHLLC is a Texas limited liability company and was formed on February 6, 2015 for the purpose of holding our 40% interest in Ananda. LMH is a Delaware limited liability company and was formed on June 9, 2015 for the purpose of holding the investments in LMA, LMF, LMW and LMG and future entities which will be in the outdoor advertising business. LMA is an Alabama limited liability company and was formed on June 10, 2015 to acquire outdoor advertising assets. LMF is a Florida limited liability company and was formed on July 9, 2015 to acquire outdoor advertising assets.

LMW is a Wisconsin limited liability company and was formed on January 22, 2016 to acquire outdoor advertising assets. LMG is a Georgia limited liability company and was formed on November 14, 2016 to acquire advertising assets. GIG was formed on September 11, 2015 and began operations during October 2015 for the purpose of holding our insurance operations. We acquired Warnock on April 20, 2016 and UC&S on December 7, 2016 for the purpose of expanding our insurance operations.

All significant intercompany profits, losses, transactions and balances have been eliminated in consolidation.

Reclassifications	Reclassifications Certain accounts in the prior period financial statements have been reclassified for comparative purposes to conform with the presentation in the current period financial statements.
Concentrations

Concentrations

Our billboard operations are located in the southeastern and north central regions of the United States, primarily in Alabama, Georgia, and Wisconsin.

One vendor provided 45% and three vendors provided 65% of our professional services for the years ended December 31, 2015 and 2016, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

At December 31, 2015 and 2016, we had approximately $13,000,000 and $27,000,000, respectively, in excess of federally insured limits on deposit with financial institutions. At March 31, 2017 we had approximately $21,825,000 (unaudited) in excess of federally insured limits on deposit with financial institutions.

Restricted Cash	Restricted Cash We have cash that is restricted for the payment of insurance premiums and the replacement of billboard displays on structures located on state fairgrounds.
Accounts Receivable

Accounts Receivable

Billboard Rentals

Accounts receivable are recorded at the invoiced amount, net of advertising agency commissions, sales discounts, and allowances for doubtful accounts. We evaluate the collectability of accounts receivable based on our knowledge of our customers and historical experience of bad debts. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations, we record a specific allowance to reduce the amounts recorded to what we believe will be collected. For all other customers, we recognize reserves for bad debt based upon historical experience of bad debts as a percentage of revenue, adjusted for relative improvement or deterioration in its agings and changes in current economic conditions. As of December 31, 2015 and 2016 and March 31, 2017 the allowance for doubtful accounts was $2,111, $25,177, and $26,877 (unaudited), respectively.

Insurance

Accounts receivable consists of premiums on contract bonds and anticipated salvage. All of the receivables have payment terms of less than twelve months and arise from the sales of contract surety bonds. Receivables for contract bonds that are outstanding for more than ninety days are fully reserved. At December 31, 2015 and 2016 and March 31, 2017, there were no reserved receivables.

Anticipated salvage is the amount we expect to receive from principals pursuant to indemnification agreements.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

Policy acquisition costs consist primarily of commissions to agents and brokers and premium taxes. Such costs that are directly related to the successful acquisition of new or renewal insurance contracts are deferred and amortized over the related policy period, generally one year. The recoverability of these costs is analyzed by management quarterly, and if determined to be impaired, is charged to expense. We do not consider anticipated investment income in determining whether a premium deficiency exists. All other acquisition expenses are charged to operations as incurred. At December 31, 2015 and 2016 and March 31, 2017, other assets include $0, $238,235, and $214,889 (unaudited) in deferred policy acquisition costs, respectively.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from two years to fifteen years as follows:

Structures	15 years
Digital displays and electrical	3 to 10 years
Static and tri-vision displays	7 to 15 years
Vehicles, equipment, and furniture	2 to 5 years

Maintenance and repair costs are charged against income as incurred. Significant improvements or betterments are capitalized and depreciated over the estimated life of the asset.

Annual internal reviews are performed to evaluate the reasonableness of the depreciable lives for property and equipment. Actual usage, physical wear and tear, replacement history, and assumptions about technology evolution are reviewed and evaluated to determine the remaining useful lives of the assets. Remaining useful life assessments are made to anticipate the loss in service value that may precede physical retirement, as well as the level of maintenance required for the remaining useful life of the asset. Certain assets are also reviewed for salvageable parts.

Property and equipment is reviewed annually for impairment whenever events or changes in circumstances indicate that the carrying amount of property and equipment may not be fully recoverable. The period over which property and equipment is expected to contribute directly to future cash flows is evaluated against our historical experience. Impairment losses are recognized only if the carrying amount exceeds its fair value.

Goodwill

Goodwill

Beginning in 2015, we acquired goodwill related to our various business acquisitions. Goodwill represents future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is initially recorded at cost. Goodwill, by reporting unit, is reviewed annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. For our annual review of significant reporting units, we employ a third party valuation expert. Factors considered in the annual evaluation include deterioration in economic conditions (both macro and geographic), limitations on accessing capital, and market value of our Company. Industry and market conditions such as changes in competition, the general state of the industry, regulatory and political developments, and changes in market multiples are additional components of the valuation. Changes in key personnel, strategy, and customer retention are also reviewed. We perform a qualitative assessment in order to determine the necessity for the performance of a quantitative test. Impairment losses are recognized only if the carrying amount of the reporting unit exceeds its fair value. We recorded no impairment of goodwill during the years ended December 31, 2015 and 2016, and the three months ended March 31, 2017 (unaudited).

Purchased Intangibles and Other Long-Lived Assets

Purchased Intangibles and Other Long-Lived Assets

We amortize intangible assets with finite lives over their estimated useful lives, which range between two and fifty years as follows:

Customer relationships	2 to 3 years
Permits, licenses, and lease acquisition costs	10 to 50 years
Noncompetition and non-solicitation agreements	2 to 5 years
Technology, trade names, and trademarks	2 to 3 years

Purchased intangible assets, including long-lived assets are reviewed annually for impairment or whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors considered in reviewing the asset values include consideration of the use of the asset, the expected life of the asset, and regulatory or contractual provisions related to such assets. Market participation assumptions are compared to our experience and the results of the comparison are evaluated. For finite-lived intangible assets, the period over which the assets are expected to contribute directly to future cash flows is evaluated against our historical experience. Impairment losses are recognized only if the carrying amount exceeds its fair value.

Investments, Short-term and Long-term

Investments, Short-term and Long-term

Investments include certificates of deposits and government bonds. Long-term Investments are classified as held-to-maturity and are accounted for at amortized cost. We have both the intent and ability to hold the bonds to maturity. Certificates of deposit are accounted for at carrying value with no adjustments for changes in fair value. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities as an adjustment to the yield using the effective interest method. Dividend and interest income are recognized when earned. Realized investment gains and losses are included in earnings.

Investments in Unconsolidated Entities

Investments in Unconsolidated Entities

We account for investments in less than 50% owned and more than 20% owned entities using the equity method of accounting. In accordance with ASC 323-30, we account for investments in limited partnerships and limited liability companies using the equity method of accounting when our investment is more than minimal. Our share of earnings (loss) of such entities is recorded as a single amount as equity (loss) in earnings of unconsolidated entities. Dividends, if any, are recorded as a reduction of the investment.

Funds Held as Collateral Assets

Funds Held as Collateral Assets

Funds held as collateral assets consist principally of cash collateral received from principals to guarantee performance on surety bonds issued by our insurance company, as well as all other contractual obligations of the principals to the surety. We also hold long-term certificates of deposit as collateral.

Land Leases

Land Leases

Most of the advertising structures are located on leased land. Land leases related to the structures are typically paid in advance for periods ranging from one to twelve months. The lease contracts include those with fixed payments and those with escalating payments. Some of the lease contracts contain a base rent payment plus an additional amount up to a particular percentage of revenue. Prepaid land leases are recorded as assets and expensed on a straight-line basis over the related term and rent payments in arrears are recorded as an accrued liability. At December 31, 2015 and 2016 and March 31, 2017, prepaid expenses include $17,654, $176,800, and $206,160 (unaudited), respectively, in prepaid land leases.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The more significant areas requiring the use of management estimates relate to anticipated salvage and subrogation, accrued losses and loss adjustment expenses, litigation contingencies, allocation of asset acquisition price between tangible and intangible assets, useful lives for depreciation and amortization, and the valuation of deferred tax assets and liabilities. Accordingly, actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Billboard Rentals

We generate revenue from outdoor advertising through the leasing of billboards. The terms of the operating leases range from less than one month to three years and are generally billed monthly. Revenue for advertising space rental is recognized on a straight-line basis over the term of the contract. Advertising revenue is reported net of agency commissions. Agency commissions are calculated based on a stated percentage applied to gross billing revenue for operations. Payments received in advance of being earned are recorded as deferred revenue.

Advertising agency commissions for the years ended December 31, 2015 and 2016 and the three months ended March 31, 2016 and 2017 were $6,007 and $80,356, and $8,845 (unaudited) and $13,482 (unaudited), respectively.

Premiums and Unearned Premium Reserves

Premiums written are recognized as revenues based on a pro-rata daily calculation over the respective terms of the policies in-force. Unearned premiums represent the portion of premiums written applicable to the unexpired term of the policies in force. The cost of reinsurance ceded is initially written as prepaid reinsurance premiums and is amortized over the reinsurance contract period in proportion to the amount of insurance protection provided. Premiums ceded are netted against premiums written.

Commissions

We generate revenue from commissions on surety bond sales. The insurance commissions are calculated based upon a stated percentage applied to the gross premiums on bonds. Commissions are earned as of the policy effective date and are non-refundable.

Losses and Loss Adjustment Expenses

Losses and Loss Adjustment Expenses

Unpaid losses and loss adjustment expenses represent estimates for the ultimate cost of unpaid reported and unreported claims incurred and related expenses. Estimates for losses and loss adjustment expenses are based on past experience of investigating and adjusting claims and consideration of the level of premiums written during the current and prior year. Since the reserves are based on estimates, the ultimate liability may differ from the estimated reserve. The effects of changes in estimated reserves are included in the results of operations in the period in which the estimates are changed.

Segment Information

Segment Information

Our current operations for the years ended December 31, 2015 and 2016 and the three months ended March 31, 2016 and 2017 include the outdoor advertising industry and the insurance industry.

Earnings Per Share

Earnings Per Share

Basic loss per common share is computed by dividing the net income (loss) available to Class A common stockholders and Class B common stockholders by the weighted average number of Class A common and Class B common shares outstanding during the year. Diluted earnings per share reflect the potential dilution of securities that could share in earnings of an entity. In a loss year, dilutive common equivalent shares are excluded from the loss per share calculation as the effect would be anti-dilutive. For the years ended December 31, 2015 and 2016 and the three months ended March 31, 2016 and 2017, we had potentially dilutive securities in the form of stock warrants. However, such securities were excluded due to their anti-dilutive effect.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the bases of certain assets and liabilities for financial and income tax reporting. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred taxes also are recognized for operating losses that are available to offset future federal income taxes. Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We consider the applicability and impact of all Accounting Standards Updates, which we refer to as “ASUs.” The ASUs not listed below were assessed and determined to be not applicable.

Revenue from Contracts with Customers

In May 2014 the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The new standard will replace all current GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations. The collective guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. The standard may be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We have not selected a transition method and are currently evaluating the impact of the pending adoption of this ASU on our ongoing financial reporting.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), specifying the accounting for leases, which supersedes the leases requirements in Topic 840, Leases. The objective of Topic 842 is to establish the principles that lessee and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. Lessors’ accounting is largely unchanged from the previous accounting standard. In addition, Topic 842 expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. This guidance is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018 with early adoption permitted. We are currently reviewing the provisions of the new standard and assessing the impact of its adoption.

Business Combinations

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805), which requires that an acquirer retrospectively adjust provisional amounts recognized in a business combination during the measurement period. To simplify the accounting for adjustments made to provisional amounts, the amendments require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.

In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. We adopted this standard as of the beginning of 2016 and the adoption of this standard did not impact our consolidated financial position, results of operations, or cash flows.

Statement of Cash Flows (Topic 230): Restricted Cash

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.

Early adoption is permitted, including adoption in an interim period. If early adopted in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes the interim period. The amendments should be applied using a retrospective method to each period presented. We are currently reviewing the provisions of the new standard and assessing the impact of its adoption.

Short-Duration Contracts

In May 2015, the FASB issued ASU 2015-09, Financial Services Insurance (Topic 944): Disclosures about Short-Duration Contracts. The guidance requires additional disclosures related to the liability of unpaid claims and claim adjustment expenses in an effort to increase transparency and comparability. The standard is effective for fiscal years beginning after December 15, 2015, and is to be applied retroactively. We acquired UC&S, a private company, on December 7, 2016, the year the standard became effective for public companies.

We are classified as an Emerging Growth Company, as defined in the Jumpstart Our Business Startups Act, which we refer to as the “JOBS Act”. As such, we are permitted to defer the adoption of new ASUs until the effective date for private companies, which is generally one year later than the effective date for public companies. We are currently reviewing the provisions of ASU 2015-09 and assessing the impact of its adoption in the coming year.